Earnings per share - Additional Information (Details) - EUR (€) € in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Earnings per share [line items]
Number Of Other Equity Instruments Granted In Share-based Payment Arrangement, Non-Executive Directors			44,272	53,498
Profit for the period attributable to the parent	€ 36.7	€ 41.9	€ 130.1	€ 109.2
Preference Shares, Dividend Payment Terms, Weighted Average Share Price, Minimum Term Required			10 days		10 days